Lines of business - Narrative (Details) $ in Billions	12 Months Ended
	Dec. 31, 2017 USD ($) business	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Segment Reporting Information [Line Items]
Number of principal businesses (segment) | business	2
United Kingdom
Segment Reporting Information [Line Items]
Revenues | $	$ 2.4	$ 2.2	$ 2.3
Percentage of revenue (percent)	15.00%	14.00%	15.00%